Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Oct. 15, 2009 Wyeth [Member]		Oct. 15, 2009 Biopharmaceutical operating segments [Member] Wyeth [Member]	Oct. 15, 2009 Animal Health and Consumer Healthcare and Nutrition operating segments [Member] Wyeth [Member]
Business Acquisition [Line Items]
Taxes and other current assets, included taxes from acquisition						$ 1,200,000,000
Taxes and other noncurrent assets, included taxes from acquisition						2,800,000,000
Income taxes payable, included taxes from acquisition						500,000,000
Other current liabilities, included taxes from acquisition						11,100,000,000
Noncurrent deferred tax liabilities, included taxes from acquisition						14,000,000,000
Other taxes payable, included taxes from acquisition						2,100,000,000
Accrued interest, included taxes from acquisition						300,000,000
Goodwill	$ 45,067,000,000	$ 43,928,000,000	[1]	$ 42,357,000,000	[1]	$ 22,117,000,000	[2]	$ 19,300,000	$ 2,800,000

[1]	Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.
[2]	Goodwill recognized as of the acquisition date totaled $19.3 billion for our three biopharmaceutical operating segments and $2.8 billion for our Animal Health and Consumer Healthcare and our Nutrition operating segments. (Since the acquisition of Wyeth, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)